Founder Preferred Shares Dividend Reserve (Details) € in Millions			9 Months Ended
	Feb. 02, 2020 $ / shares	Jan. 02, 2020 shares	Sep. 30, 2020 EUR (€) $ / shares	Dec. 31, 2019 EUR (€) shares	Sep. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of classes of share capital [line items]
Preference shares, dividend payment terms, weighted average share price, minimum term required			10 days
Percentage increase in dividend price	20.00%	20.00%
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares	$ 16.7538		$ 21.7289
Preferred share dividend equivalent (in shares) | shares				140,220,619
Equity | €			$ 2,213.8	€ 2,556.7	€ 2,494.5	€ 2,059.1
Founder Preferred shares | Founder preferred shares dividend reserve
Disclosure of classes of share capital [line items]
Equity | €			$ 245.5	€ 370.1
Founder Entities | Ordinary shares
Disclosure of classes of share capital [line items]
Founder preferred shares annual dividend amount (in shares) | shares		6,421,074